Taxes - Deferred tax detail recognized (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 COP ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 COP ($)	Dec. 31, 2019 COP ($)
Taxes
Opening balance	$ 6,034,706		$ 5,480,516	$ 2,541,484
Deferred tax recognized in profit or loss	(1,854,603)		928,517	2,409,079
Increase due to business combination ISA	(7,877,297)		(383,346)	(98,005)
Deferred tax recognized in other comprehensive income (a)	1,535,151		89,526	656,835
ISA Differed tax Dividend	(35,033)			0
Foreign currency translation	371,471	$ 1,192,108	(80,507)	(28,877)
Closing balance	$ (1,825,605)		$ 6,034,706	$ 5,480,516